PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2011	2012
Computer and transmission equipment	$10,246,858	$11,277,560
Furniture and office equipment	812,019	824,806
Motor vehicles	747,186	783,060
Leasehold improvements	2,327,099	2,606,638
Communication equipment	348,602	292,188
Office building	683,077	684,305
	15,164,841	16,468,557
Less: accumulated depreciation	(11,544,562)	(13,403,071)
	$3,620,279	$3,065,486

Depreciation expenses for the years ended December 31, 2010, 2011 and 2012 are $2,170,855, $2,165,883 and $2,175,564 respectively.